MARKETABLE SECURITIES (Schedule of Marketable Securities Calssified as Available-for-sale Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value	$ 289,927	$ 164,301
Less Than A Year [Member]
Amortized cost	289,407	163,988
Gross unrealized gains	568	330
Gross unrealized losses	(48)	(17)
Fair value	289,927	164,301
Government and corporate debentures - fixed interest rate Less Than A Year [Member]
Amortized cost	244,434	148,437
Gross unrealized gains	526	329
Gross unrealized losses	(48)	(15)
Fair value	244,912	148,751
Government Sponsored Enterprises Less Than A Year [Member]
Amortized cost	10,006	12,548
Gross unrealized gains	32
Gross unrealized losses		(1)
Fair value	10,038	12,547
Government and corporate debentures - floating interest rate Less Than A Year[Member]
Amortized cost	34,967	3,003
Gross unrealized gains	10	1
Gross unrealized losses		(1)
Fair value	34,977	3,003
More Than A Year Through Five Years [Member]
Amortized cost	533,115	176,760
Gross unrealized gains	3,912	612
Gross unrealized losses	(150)	(74)
Fair value	536,877	177,298
Government and corporate debentures - fixed interest rate More Than A Year Through Five Years [Member]
Amortized cost	494,520	135,040
Gross unrealized gains	3,821	595
Gross unrealized losses	(143)	(65)
Fair value	498,198	135,570
Government-sponsored enterprises More Than A Year Through Five Years [Member]
Amortized cost	21,264	17,579
Gross unrealized gains	67	9
Gross unrealized losses		(3)
Fair value	21,331	17,585
Government and corporate debentures - floating interest rate More Than A Year Through Five Years [Member]
Amortized cost	17,331	24,141
Gross unrealized gains	24	8
Gross unrealized losses	(7)	(6)
Fair value	$ 17,348	$ 24,143